Derivative Financial Instruments - Impact of Derivatives on Consolidated Statements of Changes in Stockholders' Equity (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Total gains (losses) on cash flow hedges	$ 25	$ 26	$ (59)
Total change in stockholders’ equity for unrealized gains (losses) on derivatives	55	57	(60)
Interest Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized (gains) losses recognized in interest expense	$ 30	$ 31	$ (1)